LOSS PER ORDINARY SHARE (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of computation of basic and diluted loss per share

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Net loss	(229,779)	(193,078)

Change in redemption value of redeemable preferred shares	(17,760)	—
Cumulative dividend on redeemable preferred shares	(13,472)	(26,667)
Net loss attributable to ordinary shareholders	(261,011)	(219,745)

Weighted average number of ordinary shares outstanding - basic and diluted	1,070,590,091	1,186,168,652

Loss per ordinary share - basic and diluted	(0.24)	(0.19)

Schedule of securities excluded from the computation of diluted loss per share

	Six-month periods ended June 30,
	2019	2020
	(unaudited)

Share options/restricted shares	43,134,256	29,858,248
Convertible bonds payable	46,527,600	46,527,600
Total	89,661,856	76,385,848